Net finance expenses - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Oct. 09, 2023 vessel
Condensed Income Statements, Captions [Line Items]
Change in fair value of fuel derivatives recognized in P&L	$ 0	$ 3,210
Futures contract
Condensed Income Statements, Captions [Line Items]
Gains (losses) on change in fair value of derivatives		$ 3,200
24 VLCC tankers
Condensed Income Statements, Captions [Line Items]
Number of vessels sold | vessel			24